Noncontrolling Interest (Noncontrolling Interest in Consolidated Statements of Comprehensive Income /(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 105,945	$ 92,723	$ 84,523
Net income from continuing operations attributable to noncontrolling shareholders	117,177	107,318	91,076
Net loss from discontinued operations attributable to noncontrolling shareholders	(11,232)	(14,595)	(6,553)
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	58,955	65,586	77,025
Changyou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	46,990	27,137	7,603
Other [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 0	$ 0	$ (105)